COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
i)    Government Investigations -
In 2019, the former chairman and the current vice chairman of the Board of Directors of Credicorp, in their respective capacities as Chairman of the Board and as a Director of BCP, were summoned as witnesses by Peruvian prosecutors, along with 26 other Peruvian business executives, to testify in connection with a judicial investigation that was being carried out regarding contributions made to the electoral campaign of a political party in the 2011 Peruvian presidential elections. The former chairman informed prosecutors that in 2010 and 2011 Credicorp made donations totaling US$3.65 million to the Fuerza 2011 campaign (in total amounts of US$1.7 million in 2010 and US$1.95 million in 2011). These contributions were made in coordination with the General Manager of Credicorp at that time. While the amount of these contributions exceeded the limits then permitted under Peruvian electoral law, the law in place at that time provided no sanction for contributors, and instead only for the recipient of the campaign contribution.
The former chairman also informed prosecutors that in 2016, three subsidiaries of Credicorp (BCP, Mibanco and Grupo Pacífico) made donations totaling S/711,000 (approximately US$200,000) to the “Peruanos Por el Kambio” campaign. These contributions were made in accordance with Peruvian electoral law and Credicorp’s own political contributions guidelines, which were adopted in 2015.
The Peruvian Superintendencia del Mercado de Valores (“SMV”, for its Spanish acronym) initiated sanctioning proceedings against Credicorp for failing to timely disclose to the market the political campaign contributions made in 2011 and 2016. The SMV also initiated sanctioning proceedings against three subsidiaries of Credicorp (BCP, Mibanco and Grupo Pacífico) for failing to timely disclose to the market the political campaign contributions made in connection with the 2016 presidential elections. The SMV notified Credicorp, BCP, Mibanco and Grupo Pacífico of first‑instance resolutions in connection with these proceedings. Such resolutions imposed pecuniary sanctions (fines) on Credicorp and its three subsidiaries. Credicorp, BCP, Mibanco and Grupo Pacífico appealed the resolutions. As the appeals were not resolved within the timeframe established by law, Credicorp and each of the three subsidiaries filed contentious‑administrative lawsuits against the SMV’s resolutions due to negative administrative silence. Notwithstanding the foregoing, Credicorp and its three subsidiaries paid the fines imposed by the SMV in compliance with Peruvian law. In the Judiciary, first‑instance court rulings declared the aforementioned lawsuits unfounded. Credicorp and its three subsidiaries appealed such rulings, and therefore the first‑instance decisions are currently under review at the second‑instance level. In the case of Credicorp, a second‑instance ruling issued in January 2026 confirmed the first‑instance decision, against which Credicorp has filed a cassation appeal. Accordingly, as of the date of these financial statements, all four cases remain pending a final resolution by the Judiciary.
Credicorp is of the opinion that the contributions made and the sanctioning processes related to the SMV do not represent a significant risk of material liability for the Group. Furthermore, these processes may not have a negative effect on the Group’s business or financial situation, given that the fines imposed by the SMV have already been paid.
ii)    Claim regarding alleged withholding on stock exchange transactions -
In June 2025, Grupo Crédito received notifications from the Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) consisting of Tax Assessment and Penalty Resolutions for a total amount of S/1,568.0 million. The resolutions relate to an alleged failure to withhold Income Tax applicable to non-domiciled taxpayers in connection with purchases of shares of Banco de Crédito del Perú carried out through the Lima Stock Exchange during 2018 and 2019, in which Grupo Crédito acted as the acquirer and Credicorp Ltd. as the transferor. SUNAT maintains that Grupo Crédito was required to act as a withholding agent; however, in the opinion of Management and its external legal advisors, such withholding obligation was not applicable, as the transactions in question were exempt from Income Tax in accordance with the regulations in force at the time the transactions were executed.
On August 13, 2025, the amounts included in the Tax Assessment and Penalty Resolutions issued by SUNAT to Grupo Crédito on June 27, 2025, were settled, and the corresponding amounts have been recognized as an asset under the caption “Claim filed with the Tax Authority” within the line item “Other assets” in accordance with IFRS Accounting Standards, the amount is classified as an asset relating to an uncertain tax position.
Grupo Crédito has formally challenged the aforementioned Tax Assessment and Penalty Resolutions by filing an Administrative Claim with SUNAT, and the administrative proceeding is currently pending resolution by the tax authority. If necessary, the Company will continue to defend its position at subsequent administrative and judicial levels, including the Tax Court and the judiciary.
Grupo Crédito S.A. has obtained independent legal opinions that support its tax position and confirm that the Company’s actions were in compliance with the tax, civil and financial legislation applicable and in force at the time the transactions were carried out. Both Management and external advisors concur that there are robust grounds and a high probability of obtaining a favorable outcome. Accordingly, consistent with IFRS Accounting Standards, the amount has been recognized as an asset, as it is more likely than not that the Group’s tax position will be sustained.